Taxation - Effective Tax Rates Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Income (loss) before taxation	$ (223,952)	$ 1,000,344	$ (799,502)
Income tax benefit (expenses)	$ 136,951	$ (240,643)	$ 178,904
Effective tax rate	61.20%	24.10%	22.40%
Expected tax at statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit	3.70%	3.10%	1.20%
Federal credits	41.30%	0.00%	0.00%
Other, net	(4.80%)	0.00%	0.20%